Description of Organization and Business Operations - Additional Information (Details) - LGL Systems Acquisition Corp [Member] - USD ($)		6 Months Ended	12 Months Ended
	Nov. 12, 2019	Jun. 30, 2021	Dec. 31, 2020
Description of Organization and Business Operations [Line Items]
Sale of stock price (in Dollars per share)	$ 10.00
Transaction costs		$ 9,971,662	$ 9,971,662
Cash held outside of the trust account		$ 471,185	$ 789,497
Aggregate fair market value percentage		80.00%	80.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Redeeming shares percentage		20.00%	20.00%
Obligation to redeem percentage		100.00%	100.00%
Income taxes and net		$ 50,000	$ 50,000
Cash		471,185
Working capital deficit		1,602,681
Total investment secured		$ 68
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock price (in Dollars per share)		$ 10.00	$ 10.00
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Business combination if the post-transaction company owns or acquires, percentage		50.00%	50.00%
Business combination price per share (in Dollars per share)		$ 10.00	$ 10.00
Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock price (in Dollars per share)		$ 1.00	$ 1.00
Sale of gross proceeds		$ 5,200,000	$ 5,200,000
Sale of warrants (in Shares)		5,200,000	5,200,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Issuance of Founder Shares to sponsor (in Shares)	17,250,000
Sale of stock price (in Dollars per share)	$ 10.00
Net proceeds	$ 172,500,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Purchase an additional units	2,250,000
Sale of gross proceeds	$ 172,500,000
Underwriting Fees [Member]
Description of Organization and Business Operations [Line Items]
Transaction costs		$ 3,450,000	$ 3,450,000
Deferred Underwriting Fees [Member]
Description of Organization and Business Operations [Line Items]
Transaction costs		6,037,500	6,037,500
Other Offering Costs [Member]
Description of Organization and Business Operations [Line Items]
Transaction costs		$ 484,162	$ 484,162